Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement [Abstract]
Revenues		$ 4,777,573	$ 5,162,268	$ 7,012,026
Revenues generated from third parties		3,892,583	4,831,838	6,799,871
Revenue generated from related parties		884,990	330,430	212,155
Cost of revenues		(1,938,023)	(2,458,566)	(2,400,491)
Gross profit		2,839,550	2,703,702	4,611,535
Operating expenses:
Selling and marketing		(1,587,333)	(1,583,284)	(1,605,497)
General and administrative		(3,449,293)	(2,461,535)	(1,236,546)
Total operating expenses		(5,036,626)	(4,044,819)	(2,842,043)
Operating income (loss)		(2,197,076)	(1,341,117)	1,769,492
Other income (expenses):
Interest income (expense), net		(1,615,440)	(3,348,790)	(5,174)
Loss on debt extinguishment			(5,625,916)
Other income (expenses), net		871,650	(73,771)	27,141
Total other income (expenses), net		(743,790)	(9,048,477)	21,967
Income (Loss) before income taxes		(2,940,866)	(10,389,594)	1,791,459
Income tax benefit (provision)		192,683	101,722	(252,232)
Net income (loss)		(2,748,183)	(10,287,872)	1,539,227
Other comprehensive income (loss):
Foreign currency translation adjustment		1,118,446	(641,055)	(206,978)
Comprehensive income (loss)		$ (1,629,737)	$ (10,928,927)	$ 1,332,249
Earnings (Loss) per ordinary share
Basic and diluted (in Dollars per share)		$ (0.191)	$ (1.664)	$ 0.299
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	[1]	14,390,980	6,182,164	5,142,158

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021.